The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Bond Fund and Columbia Intermediate Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 4, 2012 (Accession No. 0001193125-12-210865), which is incorporated herein by reference.